The Glenmede Fund, Inc.

c/o State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

August 8, 2024

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed under Rule 485(a)(i) of the Securities Act of 1933, as amended, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment should become effective 60 days after filing.

The purpose of the Amendment is to provide updated disclosure related to the principal investment strategies of the Responsible ESG U.S. Equity Portfolio, and to change its name to the “Environmental Accountability Portfolio.”

Please contact the undersigned at (617) 285-4403 if you have any questions regarding this filing.

Sincerely,

/s/ Daniel Bulger
Daniel Bulger
Assistant Secretary

Enclosures